PROVISIONS	12 Months Ended
Dec. 31, 2024
PROVISIONS
PROVISIONS
11.	PROVISIONS

	December 31,	December 31,
	2024	2023
Reclamation and remediation obligations (i)	$948.6	$876.9
Other	55.4	61.8
Total provisions and current provisions	$1,004.0	$938.7
Less: current portion	(62.5)	(48.8)
Non-current portion	$941.5	$889.9

i.	Reclamation and remediation obligations

	December 31,	December 31,
	2024	2023
Balance at the beginning of the period	$876.9	$779.0
Change in estimate	60.0	83.1
Accretion	40.9	37.0
Payments	(29.2)	(22.2)
Balance at the end of the period	$948.6	$876.9
Less: current portion	(55.7)	(43.4)
Non-current portion	$892.9	$833.5

The Company conducts its operations so as to protect the public health and the environment, and to comply with all applicable laws and regulations governing protection of the environment. Reclamation and remediation obligations arise throughout the life of each mine. The Company estimates future reclamation costs based on the level of current mining activity and estimates of costs required to fulfill the Company’s future obligations. The above table details the items that affect the reclamation and remediation obligations.

Included in other operating expense for the year ended December 31, 2024 is a $6.9 million expense (year ended December 31, 2023 - $19.2 million recovery) reflecting revised estimated fair values of costs that support the reclamation and remediation obligations for properties that have been closed, or are nearing the end of their operating life. The majority of the expenditures are expected to occur between 2025 and 2047. The discount rates used in estimating the site restoration cost obligation were between 4.3% and 8.4% for the year ended December 31, 2024 (year ended December 31, 2023 – 3.8% and 8.4%), and the inflation rates used were between 1.9% and 4.2% for the year ended December 31, 2024 (year ended December 31, 2023 - 2.0% and 4.5%).

Regulatory authorities in certain jurisdictions require that security be provided to cover the estimated reclamation and remediation obligations. As at December 31, 2024, letters of credit totaling $478.4 million (December 31, 2023 - $418.9 million) had been issued to various regulatory agencies to satisfy financial assurance requirements for this purpose. The letters of credit were issued against the Company’s Letter of Credit guarantee facility with EDC, the revolving credit facility, and pursuant to arrangements with certain international banks. The Company is in compliance with all applicable requirements under these facilities. In addition, as at December 31, 2024, $451.8 million (December 31, 2023 - $375.1 million) of surety bonds were outstanding as security over reclamation and remediation obligations with respect to Kinross’ properties in the United States and Brazil. The surety bonds were issued pursuant to arrangements with international banks and insurance companies.